Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
(6) Deposits

Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2012	2011	2010
Interest bearing checking accounts	$315	285	595
Savings accounts	3,872	3,788	3,356
Time deposits and money market accounts	14,313	20,597	29,271
Total	$18,500	24,670	33,222

At December 31, 2012, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$789,726
1 to 2 years	250,489
2 to 3 years	28,038
3 to 4 years	4,771
4 to 5 years	4,196
Over 5 years	259
$1,077,479